Note 1 - Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Significant Accounting Policies [Text Block]
1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF CONSOLIDATION:    The consolidated financial statements include the accounts of Friedman Industries, Incorporated and its subsidiary (collectively, the “Company”). All material intercompany amounts and transactions have been eliminated.

REVENUE RECOGNITION:    Revenue from sales of products is recognized at the time that title and the risks and rewards of ownership pass, which is on the date of shipment. This date is when the terms of customers’ arrangements are met, the sales price is fixed or determinable and collection is reasonably assured.

TRADE RECEIVABLES:    The Company’s receivables are recorded when billed, advanced or accrued and represent claims against third parties that will be settled in cash. The carrying value of the Company’s receivables, net of the allowance for doubtful accounts and cash discounts allowed, represents their estimated net realizable value. The Company estimates its allowance for doubtful accounts based on historical collection trends, the age of outstanding receivables and existing economic conditions. Trade receivables are generally considered past due after 30 days from invoice date. Past-due receivable balances are written-off when the Company’s internal collection efforts have been unsuccessful in collecting the amount due. The balance of the Company’s allowance for doubtful accounts was $7,276 at both March 31, 2016 and March 31, 2015.

INVENTORIES:    Inventories consist of prime coil, non-standard coil and tubular materials. Prime coil inventory consists primarily of raw materials, non-standard coil inventory consists primarily of raw materials and tubular inventory consists of both raw materials and finished goods. Cost for prime coil inventory is determined under the last-in, first-out (“LIFO”) method. At March 31, 2016 and March 31, 2015, replacement cost exceeded LIFO cost by approximately $1,731,000 and $4,139,000, respectively. Cost for non-standard coil inventory is determined using the specific identification method. Cost for tubular inventory is determined using the weighted average method. LIFO inventories are valued at the lower of cost or market. All other inventories are valued at the lower of cost or net realizable value. Obsolete or slow-moving inventories are not significant based on the Company’s review of inventories. Accordingly, no allowance has been provided for such items.

The following is a summary of inventory by product group:

	March 31
	2016	2015
Prime coil inventory	$14,168,626	$8,419,340
Non-standard coil inventory	992,163	1,804,635
Tubular raw material	1,566,048	1,888,849
Tubular finished goods	25,212,291	28,737,842
	$41,939,128	$40,850,666

PROPERTY, PLANT AND EQUIPMENT:    Property, plant and equipment is stated at cost. Depreciation is calculated primarily by the straight-line method over the estimated useful lives of the various classes of assets as follows:

Buildings ( years)		20
Machinery and equipment ( years)		10
Yard improvements ( years)	5	to	10
Loaders and other rolling stock ( years)	5	to	10

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. The Company assesses recoverability by comparing the carrying amount of the asset to estimated undiscounted future cash flows expected to be generated by the asset. If an asset is considered impaired, the impairment loss to be recognized is measured as the amount by which the asset’s carrying amount exceeds its fair value. Long-lived assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell. At March 31, 2016, the Company determined impairment analysis of the pipe-finishing facility being constructed in Lone Star, Texas was necessary given the condition of the U.S. energy industry and the intentions of U.S. Steel Tubular Products, Inc. (“USS”) to idle its Lone Star Tubular Operations facility. The Company concluded that fair value of the finishing-facility exceeds the asset’s carrying amount plus the estimated cost to complete the facility. Accordingly, no impairment loss was recognized at March 31, 2016.

Maintenance and repairs are expensed as incurred.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS:    The Company maintains life insurance policies on each officer. From time to time and in its discretion, the Board of Directors of the Company has approved the transfer of the applicable policy to an officer upon their retirement. The Company’s accrued liability for these potential future transfers was $785,600 and $1,089,888 at March 31, 2016 and March 31, 2015, respectively. The transfer of a life insurance policy to an officer is a noncash transaction.

SHIPPING COSTS:    Sales are credited for freight billed to customers and freight costs are charged to cost of products sold.

SUPPLEMENTAL CASH FLOW INFORMATION:    The Company paid no interest in fiscal 2016 or 2015. The Company paid income taxes of approximately $381,000 and $688,000 in fiscal 2016 and 2015, respectively. In both fiscal 2016 and 2015, noncash financing activity consisted of accrued dividends of $67,994. Fiscal 2016 included a $383,000 noncash transaction to transfer ownership of a life insurance policy from the Company to an officer upon retirement.

INCOME TAXES:    The Company accounts for income taxes under the liability method, whereby the Company recognizes deferred tax assets and liabilities, which represent differences between the financial and income tax reporting bases of its assets and liabilities. Deferred tax assets and liabilities are determined based on temporary differences between income and expenses reported for financial reporting and tax reporting. The Company has assessed, using all available positive and negative evidences, the likelihood that the deferred tax assets will be recovered from future taxable income.

The Company has also analyzed tax positions taken on tax returns filed and does not believe that any are more likely than not to be overturned by the respective tax jurisdiction. Therefore, no liability for uncertain tax positions has been recognized.

USE OF ESTIMATES:    The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates that are subject to the Company’s assumptions include the fair value conclusion of the pipe-finishing facility impairment analysis, valuation of LIFO inventories in the Company’s quarterly reporting and determination of the allowance for doubtful accounts. The pipe-finishing facility impairment analysis requires assumptions related to replacement cost of the facility and the impact of current and future market conditions. Valuation of LIFO inventories in the Company’s quarterly reporting requires estimates of the year end quantities, which is inherently difficult. The allowance for doubtful accounts requires the Company to draw conclusions on the future collectability of the Company’s accounts receivable. Actual results could differ from these estimates.

FINANCIAL INSTRUMENTS:    Since the Company’s financial instruments are considered short-term in nature, their carrying values approximate fair value.

EARNINGS PER SHARE:    Net income per basic common share is computed using the weighted average number of common shares outstanding during the period. Net income per diluted common share is computed using the weighted average number of common shares and potential common shares outstanding during the period.

ECONOMIC RELATIONSHIP:    Nucor Steel Company and USS supply a significant amount of steel products to the Company. Loss of either of these mills as a source of supply could have a material adverse effect on the Company. Historically, the Company has derived a significant amount of revenue by selling manufactured pipe to USS. In fiscal years 2016 and 2015, sales of manufactured pipe to USS declined and did not account for a significant portion of total Company sales. Total sales to USS in fiscal 2016 were less than 1% of total Company sales. Total sales to USS in fiscal 2015 were approximately 6% of total Company sales. In March 2016, USS announced it was temporarily idling its Lone Star Tubular Operations facility due to weak market conditions. The Company is unable to provide an estimate of how long USS’s Lone Star facility will be idled. The Company expects orders from USS to remain low and supplies of steel products from USS to be significantly reduced while USS’s Lone Star facility remains idled. Sales of coil products to Trinity Industries, Inc. accounted for approximately 35% and 21% of total Company sales in fiscal 2016 and 2015, respectively. No other customers accounted for 10% or more of total sales in the two years ended March 31, 2016. Loss of USS or Trinity as a customer could have a material adverse effect on the Company’s business.

The Company’s sales are concentrated primarily in the midwestern, southwestern, and southeastern regions of the United States and are primarily to customers in the steel distributing and fabricating industries. The Company performs periodic credit evaluations of the financial conditions of its customers and generally does not require collateral. Generally, receivables are due within 30 days.

NEW ACCOUNTING PRONOUNCEMENTS:    Effective for the quarter ended September 30, 2015, the Company early adopted new accounting guidance issued by the Financial Accounting Standards Board (“FASB”) in Accounting Standards Update No. 2015-11, Simplifying the Measurement of Inventory (“ASU 2015-11”). ASU 2015-11 requires an entity to measure most inventory at the lower of cost or net realizable value, thereby simplifying the prior guidance requiring inventory measurement at the lower of cost or market. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonable predictable costs of completion, disposal and transportation. ASU 2015-11 does not apply to inventories that are measured using either the last-in, first-out (“LIFO”) method or the retail inventory method. Therefore, the lower of cost or market valuation will continue as the appropriate measurement for inventories valued using the LIFO method or the retail inventory method. The Company applied ASU 2015-11 prospectively beginning with the quarter ended September 30, 2015.

Effective for the quarter ended December 31, 2015, the Company early adopted new accounting guidance issued by the FASB in Accounting Standards Update No. 2015-17, Balance Sheet Classification of Deferred Taxes (“ASU 2015-17”). ASU 2015-17 requires an entity to classify deferred tax liabilities and assets as noncurrent items in a classified statement of financial position. The current requirement that deferred tax liabilities and assets of an entity be offset and presented as a single amount is not affected by the amendments of ASU 2015-17. The Company applied ASU 2015-17 prospectively beginning with the quarter ended December 31, 2015.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, Leases (“ASU 2016-02”). ASU 2016-02 establishes a new lease accounting standard that requires lessees to recognize a right of use asset and related lease liability for most leases having lease terms of more than 12 months.  Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases.  This new guidance is effective for annual and interim periods beginning after December 15, 2018, but can be early adopted.  The Company is evaluating the impact that adoption of the provisions of ASU 2016-02 will have on its consolidated financial statements but does not expect a material impact.

In May 2014, the FASB issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”). ASU 2014-09 states that an entity should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments, and assets recognized from costs incurred to obtain or fulfill a contract. The update supersedes most current revenue recognition guidance, including industry-specific guidance. ASU 2014-09 is effective for interim and annual periods beginning after December 15, 2016; early application is not permitted. In August 2015, the FASB issued Accounting Standards Update No. 2015-14, Revenue from Contracts with Customers - Deferral of the Effective Date (“ASU 2015-14”). ASU 2015-14 defers the effective date of ASU 2014-09 to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period, and only permits entities to adopt the standard one year earlier as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company is evaluating the impact that adoption of the provisions of ASU 2014-09 will have on its consolidated financial statements but does not expect a material impact.